SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
SHAREHOLDERS’ EQUITY
NOTE 7 - SHAREHOLDERS’ EQUITY:

a.	Share capital:

The Company’s ordinary shares are traded in the United States on the Nasdaq Global Market, under the symbol MNDO. The Ordinary shares of the Company confer upon their holders the right to receive notice to participate and vote in general meetings of the Company and the right to receive dividends, if and when, declared.

b.	Treasury shares:

During the period between September 2008 and December 2009, the Company purchased an aggregate number of 3,165,092 ordinary shares for a total consideration of approximately $2.8 million.

On November 12, 2025, the Company's Board of Directors authorized a program to repurchase up to $2.4 million of the Company issued and outstanding shares. Repurchases may be made from time to time in the open market in accordance with applicable securities laws and regulations. The timing and amount of the repurchase transactions will be determined by management and may depend on a variety of factors including market conditions, alternative investment opportunities and other considerations. Through December 31, 2025, the Company spent an aggregate of $130 thousands to repurchase 117,998 ordinary shares under the Company’s share repurchase program.

As of December 31, 2025, the remaining treasury shares are 1,287,182 ordinary shares which amounted to $930 thousand. The treasury shares are mainly utilized by the Company to settle exercise of options by employees. During the years ended December 31, 2025, 2024 and 2023, the number of treasury shares were utilized is 124 thousand, 181 thousand and 61 thousand, respectively.

c.	Dividends:

Dividends paid per share in the years ended December 31, 2025, 2024 and 2023, were $0.22, $0.24 and $0.24, respectively.

The Company paid dividends to its shareholders in the total amounts of approximately $4.5 million, $4.9 million and $4.8 million during the years ended December 31, 2025, 2024 and 2023, respectively.

d.	Stock option plan:

In 2011, the Board of Directors and the Company’s shareholders approved a ten-year share incentive plan (the “2011 Share Incentive Plan”) that was further extended by the Board of Directors for an additional ten years. Under the 2011 Share Incentive Plan, options for up to 1,800,000 ordinary shares of NIS 0.01 par value can be granted to employees, directors, consultants or contractors of the Company and its subsidiaries.

Each option can be exercised to purchase one ordinary share. Immediately upon issuance, the ordinary shares issuable upon the exercise of the options will confer their holders the same rights as the other ordinary shares.

The Board of Directors determines the exercise price and the vesting period of the options granted. The outstanding options, granted under the abovementioned plan, vest over 2-4 years on service basis. Options not exercised will expire five years after the day of grant.

The compensation costs charged against income for the 2011 Share Incentive Plan were comprised as follows:

	Years Ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3
	U.S. dollars in thousands

Cost of revenues	$37	$52	$60
Research and development expenses	129	163	180
Selling and marketing expenses	4	3	3
General and administrative expenses	29	34	38
	$199	$252	$281

Under Section 102 of the Israeli Income Tax Ordinance (New Version), 1961 (the “Israeli Tax Ordinance”), pursuant to an election made by the Company thereunder, Israeli employees (except for employees who are deemed “Controlling Members” under the Israeli Income Tax Ordinance) are subject to a lower tax rate of 25% on part of the capital gains accruing to them in respect of Section 102 awards. However, the Company is not allowed to claim as an expense for tax purposes the amounts credited as income for tax purposes to such employees.

1)	The following is a summary of the status of the 2011 Share Incentive Plan as of December 31, 2025, 2024 and 2023, and changes during the years ended on those dates:
	Years Ended December 31,
	2 0 2 5		2 0 2 4		2 0 2 3
	Number	Weighted average exercise price	Number	Weighted average exercise price	Number	Weighted average exercise price

Options outstanding at
the beginning of year	489,500	$0.807	501,000	$0.003	452,500	$0.003
Changes during year:
Granted (a)	100,000	$1.800	200,000	$1.972	132,000	$0.003
Exercised	(124,500)	$0.003	(181,500)	$0.003	(60,500)	$0.003
Forfeited	(26,000)	$0.003	(26,000)	$0.003	(15,000)	$0.003
Expired	-		(4,000)	$0.003	(8,000)	$0.003

Options outstanding at the end of year	453,000	$1.269	489,500	$0.807	501,000	$0.003

Options exercisable at the end of year	36,000	$0.003	21,000	$0.003	30,000	$0.003

Weighted average grant date fair value of options granted during the year (b)		$0.15		$0.09		$1.28

(a)
In the year ended December 31, 2025, the options were granted with an exercise price of $1.80. In the year ended December 31, 2024, the options were granted to the Company’s Chief Executive Officer with an exercise price of $1.972, which is equal to the average closing price per share of the Company’s ordinary shares on the Nasdaq Stock Market during the 30 trading day period immediately preceding the date of grant of such option. In the year ended December 31, 2023, the options were granted with an exercise price equal to par value of NIS 0.01 ($0.003).

(b)	The fair value of each stock option granted is computed on the date of grant according to the Black-Scholes option pricing model with the following assumptions:

	Years Ended December 31,
	2 0 2 5	2 0 2 4	2 0 2 3

Dividend yield	10.95%	12.31%	10.48%
Expected volatility*	24.63%	25.79%	51%
Average risk-free interest rate	3.98%	4.14%	4.53%
Expected average term - in years	3.88	3.88	3.88

* Volatility is based on the historical volatility of the Company’s share price for periods matching the expected term of the option until exercise.

As of December 31, 2025, there were approximately $109 thousand of total unrecognized compensation costs, net of expected forfeitures, related to unvested share-based compensation awards granted under the 2011 Share Incentive Plan. The costs are expected to be recognized over a weighted average period of 0.8 years.

2)	The following table summarizes information about outstanding options and exercisable options as of December 31, 2025:
	Options Outstanding			Options Exercisable
	Number	Weighted		Number	Weighted
	outstanding	average	Weighted	exercisable	average	Weighted
Range of	at	remaining	average	at	remaining	average
exercise	December 31,	contractual	exercise	December 31,	contractual	exercise
prices	2 0 2 5	life	price	2 0 2 5	life	price
		Years			Years

$0.003 - 1.972	453,000	3.19	$1.269	36,000	1.89	$0.003

The total intrinsic value of options exercised during the years ended December 31, 2025, 2024 and 2023 were approximately $224 thousand, $372 thousand and $129 thousand, respectively. As of December 31, 2025, the aggregate intrinsic value of the outstanding options is $174 thousand, and the aggregate intrinsic value of the exercisable options is $41 thousand, the total number of shares authorized for future grants under 2011 Share Incentive Plan is 2,956,210.